Note 16 - Tax Expense - Reconciliation of Tax Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Profit for the year		$ (618)	$ 22,866	$ 23,142
Total tax expense		12,810	16,770	14,857
Profit before tax		12,192	39,636	37,999
Income tax at Company's domestic tax rate (1)	[1]	0	0	0
Tax rate differences in foreign jurisdictions (2)	[2]	5,808	12,600	11,847
Effect of income tax calculated in RTGS$ as required by PN26 (3)	[3]	0	713	590
Management fee – withholding tax on deemed dividend portion		398	247	342
Management fee – non-deductible deemed dividend		675	735	611
Management fee – withholding tax - current year		169	174	148
Withholding tax on intercompany dividends		300	850	0
- Donations		318	269	311
- Other non-deductible expenditure		37	1,613	904
Unrealised foreign exchange gains		(642)	(1,322)	(614)
Change in unrecognised tax losses		3,803	937	886
Tax expense – recognised in profit or loss		12,810	16,770	14,857
Zimbabwe Area [member]
Statement Line Items [Line Items]
Change in tax estimates		1,891	0	(166)
SOUTH AFRICA
Statement Line Items [Line Items]
Change in tax estimates		$ 53	$ (46)	$ (2)

[1]	The tax rate in Jersey, Channel Islands is 0% (2022: 0%, 2021: 0%).
[2]	The effective tax rate of 105.07% (2022: 42.31%) exceeds the statutory tax rates of subsidiaries of the Company, as certain expenditures are incurred by the Company that are not tax-deductible against taxable income in Zimbabwe and South Africa, where the enacted tax rates are 24.72% (2022: 24.72%) and 27.00% (2022: 28%) respectively.
[3]	In 2019 ZIMRA issued PN26 that was affected retrospectively from February 22, 2019. The public notice provided clarity on Section 4 (a) of the Finance Act [Chapter 23.04] of Zimbabwe, which required that the calculation of taxable income be performed in RTGS$ and that the payment of the tax be in the ratio of the currency that the taxable income and revenue is earned. The reconciling item reconciled the profit before tax calculated using US Dollars as the functional currency of the Zimbabwean entities to taxable income calculated in RTGS$. PN26 was superseded by Section 37AA of the Income Tax Act [Chapter 23:06] of Zimbabwe, which requires taxpayers to submit separate tax returns where any part of the income from trade or investment is earned in foreign currency. Section 37AA stated that the calculation of taxable income be expressed in foreign currency and RTGS$ and that the payment of the tax payable be made proportionately to reflect the percentage share of income earned in all foreign currencies and the percentage earned in Zimbabwe dollars. The section further provides that the RTGS$ should be converted to US$ using the average auction rate of exchange for the year of assessment, with the same being applicable to US$ amounts that need to be converted to RTGS$.